Long-term bank loans - New Financing Activities during the year ended December 31, 2024 (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended		4 Months Ended
	Oct. 30, 2024 USD ($)	Apr. 12, 2024 USD ($)	Apr. 10, 2024 USD ($)	Apr. 23, 2024 USD ($)	Apr. 22, 2024 USD ($)	Oct. 31, 2024 USD ($)	May 31, 2024 USD ($)
ING $94,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit		$ 94,000
Description of scope, credit facility			to refinance an existing senior secured facility of Eagle
Repayment installment			20
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 3,917
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 15,667
Line of credit facility, maturity date			April 2029
Line of Credit Facility, Collateral			is secured by first priority mortgages on the vessels Dublin Eagle, Egret Bulker, Groton Eagle, Jay, New London Eagle, Oriole, Oslo Eagle, Star Runner, Star Rotterdam, Rowayton Eagle, Star Sandpiper and Shanghai Eagle.
ABN AMRO $94,120 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit		94,120
Description of scope, credit facility			to refinance an existing senior secured facility of Eagle
Repayment installment			20
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 3,906
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 16,000
Line of credit facility, maturity date			April 2029
Line of Credit Facility, Collateral			is secured by first priority mortgages on the vessels Star Copenhagen, Crane, Star Gibraltar, Star Greenwich, Hong Kong Eagle, Helsinki Eagle, Ibis Bulker, Star Mystic, Star Nighthawk, Puffin Bulker, Stamford Eagle and Star Westport
DNB $100,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit		$ 100,000
Description of scope, credit facility			to refinance an existing senior secured facility of Eagle
Repayment installment			18
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 3,073
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 26,249
Line of credit facility, maturity date			April 2029
Line of Credit Facility, Collateral			is secured by first priority mortgages on the vessels Gannet Bulker, Grebe Bulker, Halifax Eagle, Star Hamburg, Kingfisher, Owl, Santos Eagle, Star Singapore, Southport Eagle, Stockholm Eagle and Valencia Eagle
Debt instrument, prepayment amount						$ 6,072	$ 5,769
ESUN $100,000 Facility - Term Sheet [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit				$ 100,000
Description of scope, credit facility					to refinance an existing senior secured facility of Eagle
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 17,850
Line of credit facility, maturity date					April 2031
Line of Credit Facility, Collateral					is secured by first priority mortgages on the vessels Antwerp Eagle, Bittern, Star Canary, Cape Town Eagle, Fairfield Eagle, Star Goal, Madison Eagle, Martin, Petrel Bulker, Star Stonington, Star Sydney, Tokyo Eagle (tbr Star Tokyo) and Star Vancouver
Number of Loan Tranches					13
ESUN $100,000 Facility - Term Sheet [Member] | 13 consecutive quarterly installments [Member]
Line of Credit Facility [Line Items]
Repayment installment					13
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 3,024
ESUN $100,000 Facility - Term Sheet [Member] | one instalment of $8,024 [Member]
Line of Credit Facility [Line Items]
Repayment installment					1
Line of Credit Facility, Periodic Payment					$ 8,024
ESUN $100,000 Facility - Term Sheet [Member] | one installment of $4,852 [Member]
Line of Credit Facility [Line Items]
Repayment installment					1
Line of Credit Facility, Periodic Payment					$ 4,852
ESUN $100,000 Facility - Term Sheet [Member] | one installment of $2,352 [Member]
Line of Credit Facility [Line Items]
Repayment installment					1
Line of Credit Facility, Periodic Payment					$ 2,352
ESUN $100,000 Facility - Term Sheet [Member] | one installment of $4,182 [Member]
Line of Credit Facility [Line Items]
Repayment installment					1
Line of Credit Facility, Periodic Payment					$ 4,182
ESUN $100,000 Facility - Term Sheet [Member] | three installments of $2,129 [Member]
Line of Credit Facility [Line Items]
Repayment installment					3
Line of Credit Facility, Periodic Payment					$ 2,129
ESUN $100,000 Facility - Term Sheet [Member] | one installment of $4,050 [Member]
Line of Credit Facility [Line Items]
Repayment installment					1
Line of Credit Facility, Periodic Payment					$ 4,050
ESUN $100,000 Facility - Term Sheet [Member] | two installments of $1,936 [Member]
Line of Credit Facility [Line Items]
Repayment installment					2
Line of Credit Facility, Periodic Payment					$ 1,936
ESUN $100,000 Facility - Term Sheet [Member] | one installment of $3,985 [Member]
Line of Credit Facility [Line Items]
Repayment installment					1
Line of Credit Facility, Periodic Payment					$ 3,985
ESUN $100,000 Facility - Term Sheet [Member] | three installments of $1,711 [Member]
Line of Credit Facility [Line Items]
Repayment installment					3
Line of Credit Facility, Periodic Payment					$ 1,711
ESUN $130,000 Facility - Term Sheet [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 130,000
Description of scope, credit facility	for the post-delivery financing of the five Kamsarmax vessels currently under construction
Line of credit facility, maturity date	seven years after drawdown
Line of Credit Facility, Collateral	will be secured by first priority mortgages on the five newbuilding vessels under construction
Line of Credit Facility, Maximum Borrowing Capacity	$ 130,000